UPDATING SUMMARY PROSPECTUS
DELAWARE LIFE MASTERS PRIME® VARIABLE ANNUITY
Issued By
DELAWARE LIFE INSURANCE COMPANY
April 30, 2024
The Delaware Life Masters Prime® Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company offers the Contract to individuals and entities.
This Updating Summary Prospectus summarizes key features of the Contract. This Updating Summary Prospectus also provides a summary of the Contract features that have changed since the prospectus May 1, 2023. This may not reflect all the changes that have occurred since you entered into your Contract.
The prospectus for the Contract contains more information about the Contract including its features, benefits, and risks. If you have any questions about the Contract and wish to talk to a representative, you may call 1-877-253- 2323. You can find the current prospectus and other information about the Contract online at https://dfinview.com/Delawarelife/TAHD/246115166?site=Annuity. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling 1-800-477-6545, Option 2, or by sending an email request to customer.relations@delawarelife.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SPECIAL TERMS
The following terms as used in this Prospectus have the indicated meanings:
ACCUMULATION PHASE: The period before the Annuity Income Date while the Contract is in force.
ANNUAL WITHDRAWAL AMOUNT (“AWA”): Under the GLWB, the maximum amount that you may withdraw in a Contract Year without reducing the Withdrawal Benefit Base.
ANNUITY INCOME DATE: The date the annuity payments begin.
ANNUITY PAYMENT OPTION: A payment option as described under “Fixed Annuity Payment Options” or subsequently made available by the Company.
BUSINESS DAY: Any day the New York Stock Exchange (“NYSE”) is open for trading and that is a day on which we process financial transactions and requests.
CODE: The Internal Revenue Code of 1986, as amended.
COMPANY (“we,” “us,” “our,” “DELAWARE LIFE”): Delaware Life Insurance Company.
CONTRACT ANNIVERSARY: The same date in each succeeding year that corresponds to the Issue Date. If your Contract is issued on February 29th, your Contract Anniversary will be March 1st of each subsequent year.
CONTRACT VALUE: The sum of Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, for that Valuation Period.
CONTRACT YEAR: A period of 365 days (366 days if a leap year) first measured from the Issue Date.
DESIGNATED INVESTMENT OPTIONS: The Subaccounts (and fixed Guarantee Period(s), if any) that we make available for use with the GLWB, the HAV Death Benefit, and the ROP Death Benefit riders.
EARLY WITHDRAWAL: Under the GLWB, any withdrawal taken prior to the Income Start Date.
FIXED ACCOUNT: A part of the Company’s general account, consisting of all the Company’s assets other than those allocated to the Company’s separate accounts.
FIXED ACCUMULATION VALUE: The sum of the values of all Guarantee Amounts credited to your Contract and the amounts in the DCA program for a Valuation Period.
FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount, and the only Annuity Payment Option offered by us for annuitizations.
FUND: An open-end management investment company, registered under the Investment Company Act of 1940, in which the Subaccount invests.
GLWB: An optional living benefit rider that you may be eligible to elect on or before the Issue Date of your Contract, which guarantees that the Owner may withdraw and receive an annual amount each Contract Year.
GOOD ORDER: A complete instruction received by the Company, including legally and Company required information.
GUARANTEE AMOUNT: Any portion of the Fixed Accumulation Value allocated to a Guarantee Period with a particular Renewal Date (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited. Each year in a Guarantee Period is 365 days (366 days if a leap year), first measured from the date of the allocation to the Guarantee Period. When available, the Company may offer different durations of Guarantee Periods. A Guarantee Period is also known as a Fixed Account option in the Prospectus.
GUARANTEED INTEREST RATE: The rate of interest we credit during any Guarantee Period. Our minimum Guaranteed Interest Rate will always be equal to the greater of the required minimum nonforfeiture rate and 1%.
HAV DEATH BENEFIT: An optional death benefit that you may be eligible to elect on or before the Issue Date of your Contract.
INCOME START DATE: Under the GLWB, the date we receive your election to activate your right to withdraw the AWA.
INVESTMENT OPTION: A division of the Variable Account which invests in shares of a Fund. An Investment Option is also known as a Subaccount in the Prospectus and Contract.
ISSUE DATE: The effective date of your Contract when we apply your initial Purchase Payment and issue your Contract.
OWNER: The person(s) or entity entitled to the ownership rights in the Contract. Joint Owners must be spouses recognized as such under federal tax laws.
PURCHASE PAYMENT: An amount paid to the Company as consideration for the benefits provided by the Contract.
RECEIVE (receipt, receives, received by the Company): Occurs when received by the Company in Good Order at our Service Address, or at such other location and by any means we identify as acceptable to us.
RENEWAL DATE: The last day of a Guarantee Period.
ROP DEATH BENEFIT: An optional death benefit that provides a death benefit equal to the higher of the Contract Value and the ROP Value.
ROP VALUE: Total Purchase Payments adjusted for any partial withdrawals under the ROP Death Benefit rider.
SERVICE ADDRESS: By mail, Delaware Life Insurance Company, P.O. Box 758581, Topeka, KS 66675-8581; by express mail, Delaware Life Insurance Company, Mail Zone 581, 5801 SW 6th Avenue, Topeka, KS 66636; and by facsimile at (785)286-6118, or such other address specified by written notice, to which all correspondence concerning your Contract should be sent.
SUBACCOUNT: A division of the Variable Account which invests in shares of a Fund. A Subaccount is also known as a Investment Option in the Prospectus and Contract.
VALUATION PERIOD: The period of time beginning at the close of regular trading on the NYSE each Business Day and ending at the close of such trading on the next Business Day.
VARIABLE ACCOUNT: Delaware Life Variable Account F, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company and which is not chargeable with liabilities arising out of any other business of the Company.
VARIABLE ACCUMULATION UNIT: A unit of measure, for each Subaccount of the Variable Account. It is used to calculate the Contract Value allocated to each Subaccount of the Variable Account during the Accumulation Phase.

VARIABLE ACCUMULATION VALUE: The sum of the values of all the Variable Accumulation Units in the Subaccounts supporting your Contract for a Valuation Period.
WITHDRAWAL BENEFIT BASE: Under the GLWB, the amount used to calculate the AWA and the GLWB Fee.
WITHDRAWAL CHARGE(S): The charge which will be applied in the event that you make a partial withdrawal or surrender your Contract during the period when the Withdrawal Charge applies.
YOU and YOUR: The terms “you” and “your” refer to the “Owner,” as that term is used in this Prospectus.

UPDATED INFORMATION ABOUT THE CONTRACT
The information in this Updating Summary Prospectus is a summary of the Contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all the changes that have occurred since you entered into your Contract.
Changes Affecting the Funds
Subadviser
BlackRock International Limited was added as a Subadviser to the BlackRock Global Allocation V.I. Fund.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			Location In The Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a Withdrawal Charge of up to
8.0% (as a percentage of Purchase Payments withdrawn), declining to 0%
over that time period. For example, if you make a withdrawal, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.
Fee Table - Transaction Expenses Withdrawals, Surrenders, and Withdrawal Charges
Transaction Charges
In addition to charges for withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $25 per transfer after the first 12 transfers per Contract Year.
Fee Table - Transaction Expenses Contract Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the investment options and optional benefits you have elected.
Fee Table - Annual Contract Expenses Contract Charges Benefits Available Under the Contract Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract:	1.20%[1]	1.20%[1]
	Investment options (Fund fees and expenses)	0.70%[2]	1.94%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.05%[3]	1.95%[4]

1. As a percentage of average Variable Accumulation Value, plus an amount attributable to the Annual Contract Fee.
2. As a percentage of Fund net assets.
3. As a percentage of ROP Value for the optional death benefit riders.
4. As a percentage of Withdrawal Benefit Base. This represents the maximum fee for the rider.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add
Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: $1,719	Highest Annual Cost: $4,905
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No optional benefits •No sales charges •No additional Purchase Payments, transfers or withdrawals
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and Fund fees
and expenses
•No sales charges
•No additional Purchase
Payments, transfers or
withdrawals

	RISKS	Location In The Prospectus
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short- Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-term horizon. You should not use the Contract as a short-term investment.
•Withdrawal Charges may apply to withdrawals. If you take a withdrawal, a
Withdrawal Charge may reduce the withdrawal amount that you actually receive or the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
•Withdrawals may be subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59  1∕2.

Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
•Each investment option (including any Fixed Account investment option)
will have its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company.
Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the
Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (877)
253-2323 or visiting https://www.delawarelife.com/our-company.

	RESTRICTIONS	Location In The Prospectus
Investments
•Certain investment options may not be available under your Contract.
•You are allowed to make 12 transfers between investment options per
Contract Year free of charge, after which we reserve the right to charge
$25 per transfer. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter excessively frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic transfer programs.
•We reserve the right to remove or substitute Funds as investment options.
Variable Account Options: The Funds The Fixed Account Transfers Among the Subaccounts and the Fixed Account Appendix A: Funds Available Under the Contract

	RESTRICTIONS (CONT.)	Location In The Prospectus
Optional Benefits
•If you elected any of the optional benefit riders, your Purchase Payments and Contract Value allocations are strictly limited to Designated
Investment Options and must be in compliance with the minimum and maximum aggregate allocation percentage requirements. We may change these restrictions in the future.
•Failure to satisfy applicable investment restrictions will result in the termination of an optional benefit.
•Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
•You may not purchase any additional optional benefits after the Issue
Date.
Benefits Available Under the Contract Optional Living Benefits Death Benefit Appendix B: List of Designated Investment Options and Other Investment Restrictions
	TAXES	Location In The Prospectus
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).
•Earnings under your Contract are taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal tax penalty if you take a withdrawal before age 59  1∕2.
Tax Provisions
	CONFLICTS OF INTEREST	Location In The Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling the
Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX A - FUNDS
AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/delawarelife/TAHD/246115166?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, Option 2, or by sending an email request to customer.relations@delawarelife.com.  Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See APPENDIX B - LIST OF DESIGNATED FUNDS AND OTHER INVESTMENT RESTRICTIONS.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio[2] Class B	AllianceBernstein, L.P.	0.98%[1]	12.66%	5.92%	5.04%
Equity - US Mid Cap	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class B	AllianceBernstein, L.P.	1.06%	16.86%	10.51%	7.29%
Equity - US Large Cap Growth	AB Variable Products Series Fund, Inc. Large Cap Growth Portfolio Class B	AllianceBernstein, L.P.	0.91%[1]	34.78%	17.56%	14.60%
Allocation - Moderate	American Funds Insurance Series® American Funds® Global Balanced Fund Class 4	Capital Research and Management Company	1.02%[1]	13.45%	7.16%	5.20%
Allocation - Moderate	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.80%	14.02%	8.92%	6.98%
Equity - Global Large Cap	American Funds Insurance Series® Global Growth Fund Class 4	Capital Research and Management Company	0.91%[1]	22.29%	13.36%	9.30%
Equity - US Large Cap Growth	American Funds Insurance Series® Growth Fund Class 4	Capital Research and Management Company	0.84%	38.13%	18.38%	14.07%
Equity - US Large Cap Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%	25.82%	13.08%	10.63%
Equity - Global Large Cap	American Funds Insurance Series® International Fund Class 4	Capital Research and Management Company	1.03%	15.56%	4.58%	3.15%
Equity - Global Emerging Markets	American Funds Insurance Series® New World Fund® Class 4	Capital Research and Management Company	1.07%[1]	15.67%	8.37%	4.43%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock (Singapore) Limited, BlackRock International Limited	1.02%[1]	12.49%	7.39%	4.63%
Equity - US Mid Cap	Legg Mason Partners Variable Equity Trust ClearBridge Variable Mid Cap Portfolio Class II	Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.08%[1]	12.62%	10.46%	6.83%
Equity - US Large Cap Value	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Select Large Cap Value Fund Class 2	Columbia Management Investment Advisers, LLC	0.95%	5.11%	11.86%	8.85%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Allocation - Moderate	First Trust Variable Insurance Trust First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	First Trust Advisors L.P.	1.19%	10.51%	7.23%	6.53%
Equity - US Large Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs U.S. Equity Insights Fund Service Shares	Goldman Sachs Asset Management, L.P.	0.77%[1]	23.59%	13.37%	10.74%
Fixed Income - US	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Plus Bond Fund Series II	Invesco Advisers, Inc.	0.86%[1]	5.85%	1.64%	2.47%
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Allocation - Aggressive	Lazard Retirement Series, Inc. Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares[2]	Lazard Asset Management LLC	1.05%[1]	10.81%	4.00%	3.77%
Fixed Income - US	Lord Abbett Series Fund, Inc. Bond Debenture Portfolio Class VC	Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Service Class	Massachusetts Financial Services Company	0.76%[1]	18.67%	10.01%	8.00%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.93%	10.03%	5.30%	4.28%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Service Class	Massachusetts Financial Services Company	1.06%[1]	22.79%	14.79%	11.33%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%[1]	20.69%	13.48%	9.79%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Service Class	Massachusetts Financial Services Company	1.15%[1]	11.20%	6.16%	6.28%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.05%	15.03%	9.64%	7.26%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Service Class	Massachusetts Financial Services Company	1.05%[1]	20.97%	13.05%	10.85%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Service Class	Massachusetts Financial Services Company	0.97%	12.64%	7.68%	5.94%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class	Massachusetts Financial Services Company	1.12%[1]	14.25%	10.81%	7.41%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%[1]	11.22%	12.84%	9.05%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Service Class	Massachusetts Financial Services Company	1.10%[1]	53.82%	17.36%	15.28%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Service Class	Massachusetts Financial Services Company	0.78%[1]	7.13%	1.58%	1.96%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%[1]	10.22%	8.27%	6.27%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio[3] Service Class	Massachusetts Financial Services Company	0.44%[1]	4.58%	1.51%	0.91%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%[1]	7.63%	11.07%	8.25%
Equity - Infrastructure Sector	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.12%[1]	4.27%	6.55%	4.98%
Allocation - Moderate	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio Class II	Morgan Stanley Investment Management, Inc. / Morgan Stanley Investment Management Limited	1.00%[1]	13.94%	5.94%	3.81%
Equity - US Large Cap Growth	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II	Morgan Stanley Investment Management, Inc.	0.82%[1]	48.32%	10.95%	11.62%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Pacific Investment Management Company LLC	1.58%[1]	-7.93%	8.46%	-0.90%
Fixed Income - Global	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class	Pacific Investment Management Company LLC	1.38%[1]	8.91%	1.54%	N/A
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Advisor Class	Pacific Investment Management Company LLC	0.85%[1]	5.83%	0.98%	1.60%
Allocation - Moderate	Putnam Variable Trust Putnam VT George Putnam Balanced Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.92%	19.90%	10.43%	8.03%
Allocation - Moderate	Putnam Variable Trust Putnam VT Global Asset Allocation Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	1.11%[1]	17.48%	8.14%	6.35%
Equity - Healthcare Sector	Putnam Variable Trust Putnam VT Global Health Care Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	1.01%	9.13%	13.48%	10.16%
Fixed Income - US	Putnam Variable Trust Putnam VT Income Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.89%	4.69%	0.37%	1.43%
Equity - US Large Cap Value	Putnam Variable Trust Putnam VT Large Cap Value Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited	0.82%	15.67%	14.50%	10.26%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - US Large Cap Blend	Putnam Variable Trust Putnam VT Research Fund Class IB	Putnam Investment Management, LLC / Putnam Investments Limited, The Putnam Advisory Company, LLC	0.99%	28.86%	16.15%	11.95%
Fixed Income - US	Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio Class II	Franklin Templeton Fund Adviser, LLC / Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd, Western Asset Management Company Pte. Ltd.	0.76%[1]	6.44%	0.98%	N/A

1
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2
This Fund employs a managed volatility strategy intended to reduce volatility of returns. Please refer to “VARIABLE ACCOUNT OPTIONS: THE FUNDS” and the Fund’s prospectus for more information.
3
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

APPENDIX B -LIST
OF DESIGNATED INVESTMENT OPTIONS AND OTHER INVESTMENT RESTRICTIONS
If you own any of the optional benefit riders listed below, your Contract is subject to investment restrictions that limit the investment options that are available to you:
•
GLWB
•
HAV Death Benefit
•
ROP Death Benefit
If you violate the investment restrictions applicable to your benefit, your benefit will terminate automatically.
Investment Restrictions
If you own any of these optional benefit riders, only the Funds that we have designated as “Designated Investment Options” are available for investment. We limit the number and type of available Designated Investment Options and impose minimum and maximum allocation requirements for each Designated Investment Option category in our sole discretion. Currently, the Designated Investment Options and four category aggregate allocation percentages, are the following:
Categories	Minimum/Maximum Aggregate Allocation Percentages	Designated Investment Options
Category I	Minimum 20% maximum 100%
American Funds Insurance Series®, Asset Allocation Fund
BlackRock Global Allocation V.I. Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Invesco V.I. Core Plus Bond Fund
Lord Abbett Series Fund, Bond Debenture Portfolio
MFS® Conservative Allocation Portfolio
MFS® U.S. Government Money Market Portfolio
MFS® Total Return Bond Series
PIMCO Total Return Portfolio
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Putnam
VT Income Fund
Legg Mason Partners Variable Income Trust, Western Asset Core Plus
VIT Portfolio

Category II	Minimum 0% maximum 80%
AB Balanced Wealth Strategy Portfolio
AB Large Cap Growth Portfolio
American Funds Insurance Series®, Global Balanced Fund
American Funds Insurance Series®, Global Growth Fund
American Funds Insurance Series®, Growth Fund
American Funds Insurance Series®, Growth-Income Fund
Columbia Variable Portfolio - Select Large Cap Value Fund
Goldman Sachs V.S. Equity Insights Fund
Invesco V.I. Equity and Income Fund
Lazard Retirement Global Dynamic Multi-Asset Portfolio
MFS® Core Equity Portfolio
MFS® Global Growth Portfolio
MFS® Growth Allocation Portfolio
MFS® Moderate Allocation Portfolio
MFS® Total Return Series
MFS® Value Series
Morgan Stanley Variable Insurance Fund, Inc., Global Strategist
Portfolio
Putnam VT Large Cap Value Fund
Putnam VT George Putnam Balanced Fund Putnam VT Global Asset
Allocation Fund

Categories	Minimum/Maximum Aggregate Allocation Percentages	Designated Investment Options
Putnam VT Research Fund
Category III	Minimum 0% maximum 25%
AB Discovery Value Portfolio
American Funds Insurance Series®, International Fund
American Funds Insurance Series®, New World Fund®
Legg Mason Partners Variable Equity Trust, ClearBridge Variable Mid
Cap Portfolio
MFS® Blended Research® Small Cap Equity Portfolio
MFS® Mid Cap Growth Series
MFS® New Discovery Series
MFS® New Discovery Value Portfolio
Morgan Stanley Variable Insurance Fund, Inc., Global Franchise
Portfolio
Morgan Stanley Variable Insurance Fund, Inc., Growth Portfolio

Category IV	Minimum 0% maximum 10%
MFS® Technology Portfolio
MFS® Global Real Estate Portfolio
Morgan Stanley Variable Insurance Fund, Inc., Global
Infrastructure Portfolio
PIMCO Commodity Real Return® Strategy Portfolio
Putnam VT Global Health Care Fund

You may transfer funds within the categories as long as your allocations remain within the percentage ranges we have established and may change from time to time, and you adhere to the transfer provisions of your Contract. (See “Transfers Among the Subaccounts and the Fixed Account” and “Restrictions on Frequent Transfers.”)

The prospectus and statement of additional information (“SAI”) dated April 30, 2024 include additional information. The prospectus and SAI are incorporated by reference into this Updating Summary Prospectus. You can request the prospectus and SAI, or other information at no cost at https://dfinreports.com/delawarelife, or by calling (800) 477- 6545, option 2 or by sending an email request to customer.relations@delawarelife.com. The prospectus and SAI are also available on our website at https://dfinview.com/DelawareLife/TAHD/246115166?site=Annuity.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. C000204561